COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14:COMMITMENTS AND CONTINGENT LIABILITIES

Legal Proceedings

The Company, along with its directors and officers (the “Individual Defendants”) at the time of its initial public offering (“IPO”) were named as defendants in four putative shareholder class action lawsuits filed in the Supreme Court of the State of New York on (1) February 26, 2020, captioned Matt Primozich v. Tufin Software Technologies Ltd., et al., Index No. 651287/2020 (Sup. Ct. N.Y. Cnty.) (“Primozich Action”), (2) May 28, 2020, captioned Allen v. Tufin Software Technologies Ltd., et al., Index No. 652118/2020 (Sup. Ct. N.Y. Cnty.) (“Allen Action”), (3)June 15, 2020, captioned Avi Shmuely v. Tufin Software Technologies Ltd., et al., Index No. 652475/2020 (Sup. Ct. N.Y. Cnty.) (“Shmuely Action”), and (4) July 1, 2020 captioned Michael Roche v.Tufin Software Technologies Ltd., et al., Index No. 652833/2020 (Sup. Ct. N.Y. Cnty.) (“Roche Action”, and with the Primozich Action, Allen Action, and Shmuely Action, the “Tufin State Actions”). In addition to naming the Company and the Individual Defendants as defendants, the Roche Action names the underwriters in the IPO as defendants (“IPO Underwriter Defendants”). On November 17, 2020, plaintiffs in the Primozich Action and Allen Action filed amended complaints.

In the Tufin State Actions, the plaintiffs, seeking to represent a class of all purchasers and acquirers of the Company’s ordinary shares issued in connection with the Company’s April 2019 IPO, allege that the (1) the defendants made material misstatements or failed to disclose material information in the IPO Offering Documents, thereby allegedly violating Section 11 of the Securities Act and (2) the Individual Defendants were “control persons” of the Company by virtue of their positions, and thereby are allegedly liable under Section 15 of the Securities Act. The Roche Action also asserted a claim under Section 12(a)(2) of the Securities Act alleging that defendants issued, caused to be issued, and/or signed the IPO Offering Documents in connection with issuance of stock to shareholders in the IPO. On August 5, 2021, the state court entered an order consolidating the Tufin State Actions and appointing lead plaintiffs and class counsel. On August 16, 2021, these lead plaintiffs filed a consolidated amended complaint, which asserts claims under Sections 11 and 15 of the Securities Act and names only Tufin and the Individual Defendants as defendants. On September 15, 2021, the defendants filed a motion to stay the Tufin State Actions pending resolution of the parallel federal action discussed below. The motion also requested, in the alternative, that the court enter an order holding the PSLRA’s mandatory stay of discovery applies or staying discovery as a discretionary matter pending resolution of motions to dismiss in both the federal and state court actions. The motion was fully briefed as of November 3, 2021. The parties also filed a stipulation extending the defendants’ deadline to respond to the consolidated amended complaint until 45 days after a decision resolving the motion to stay. On December 8, 2021, the court entered an order staying the Tufin State Actions pending resolution of the motion to dismiss pending in the parallel federal action. As discussed below, the federal court issued a decision on the motion to dismiss on February 25, 2022. On March 3, 2022, the state court entered an order lifting the stay.

Two federal class actions were also filed in the Southern District of New York: (1) the matter captioned Matthew Ellison v. Tufin Software Technologies Ltd. et al., Case No. 1:20-cv-05646 (S.D.N.Y.) was filed on July 21, 2020 and names the Company, the Individual Defendants, the IPO Underwriter Defendants, and certain underwriters in the secondary public offering (“SPO Underwriter Defendants”) as defendants (“Ellison Action”) and (2) the matter captioned Michaelson v. Tufin Software Technologies Ltd. et al., Case No. 1: 20-cv-06290 (S.D.N.Y.) was filed on August 10, 2020 and names the Company and the Individual Defendants as defendants (“Michaelson Action” and with the Ellison Action, the “Tufin Federal Actions”). The Tufin Federal Actions were brought on behalf of all persons or entities, who purchased stock in the Company’s April 2019 IPO and/or December 2019 secondary public offering (“SPO”), pursuant to and/or traceable to the alleged misleading IPO Offering Documents or SPO Offering Documents, and assert violations of Sections 11 and 12(a)(2) (against all defendants) and Section 15 (against Individual Defendants) of the Securities Act. On October 19, 2020, the New York federal court entered an order consolidating the Tufin Federal Actions under Master File No. 1:20-cv-05646, appointing Mark Henry as lead plaintiff, and approving Henry’s selection of lead counsel. On February 4, 2021, lead plaintiff filed a Consolidated Amended Complaint, which asserts only claims for violations of Sections 11 and 15 of the Securities Act of 1933, based on alleged false or misleading statements or omissions only in the Registration Statement issued in connection with the Company’s April 2019 IPO. The Consolidated Amended Complaint names only us and the Individual Defendants as defendants. The defendants moved to dismiss the Tufin Federal Actions in their entirety, which motion was fully briefed on August 25, 2021. On February 25, 2022, the court partially granted and partially denied the motion to dismiss, dismissing the claims based on all but two of the alleged misstatements. The court also granted the plaintiffs leave to replead the dismissed claims. Any amended complaint is due by March 31, 2022.

The Company is also subject to certain indemnification obligations with respect to the Individual Defendants, IPO Underwriter Defendants, and the SPO Underwriter Defendants, in connection with the Tufin State Actions and Tufin Federal Actions.

Based on information currently available and the current stage of the litigation, the Company is unable to reasonably estimate a possible loss or range of possible losses, if any, with regard to the Tufin State Action and Tufin Federal Actions; therefore, no estimated liability has been recorded in the Company’s consolidated balance sheets as of December 31, 2021. The Company will continue to evaluate information as it becomes known and will record an estimate for losses at the time or times if and when it is probable that a loss will be incurred and the amount of the loss is reasonably estimable.